FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.7%
Koninklijke KPN NV	224,915	$696,170	(a)
Nippon Telegraph & Telephone Corp.	30,000	855,555	(a)
Orange SA	55,000	545,717	(a)
Telefonica SA	135,000	488,714	(a)

Total Diversified Telecommunication Services		2,586,156

Entertainment - 1.0%
Nintendo Co. Ltd.	26,000	1,093,211	(a)
Square Enix Holdings Co. Ltd.	10,300	478,182	(a)

Total Entertainment		1,571,393

Interactive Media & Services - 0.8%
Auto Trader Group PLC	50,549	314,787	(a)
Kakaku.com Inc.	18,000	288,822	(a)
Rightmove PLC	110,933	686,280	(a)

Total Interactive Media & Services		1,289,889

Media - 1.0%
Pearson PLC	45,000	508,132	(a)
Vivendi SE	46,000	439,435	(a)
WPP PLC	55,077	544,160	(a)

Total Media		1,491,727

Wireless Telecommunication Services - 0.4%
SoftBank Group Corp.	13,536	572,478	(a)

TOTAL COMMUNICATION SERVICES		7,511,643

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.6%
Cie Generale des Etablissements Michelin SCA	16,948	472,126	(a)
NGK Spark Plug Co. Ltd.	27,000	494,831	(a)

Total Auto Components		966,957

Automobiles - 2.5%
Isuzu Motors Ltd.	43,900	508,927	(a)
Mercedes-Benz Group AG	20,335	1,329,806	(a)
Toyota Motor Corp.	84,545	1,153,409	(a)
Volkswagen AG	2,300	360,815	(a)
Yamaha Motor Co. Ltd.	26,100	589,893	(a)

Total Automobiles		3,942,850

Distributors - 0.4%
Inchcape PLC	62,956	621,582	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	1

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC	9,524	$546,476	(a)
La Francaise des Jeux SAEM	12,000	482,862	(a)

Total Hotels, Restaurants & Leisure		1,029,338

Household Durables - 0.8%
Rinnai Corp.	6,000	446,495	(a)
Sony Group Corp.	9,542	727,307	(a)

Total Household Durables		1,173,802

Leisure Products - 0.8%
Sankyo Co. Ltd.	29,600	1,209,343	(a)

Multiline Retail - 1.1%
Dollarama Inc.	17,100	1,000,110
Next PLC	10,168	712,480	(a)

Total Multiline Retail		1,712,590

Specialty Retail - 0.7%
Industria de Diseno Textil SA	24,572	652,658	(a)
JD Sports Fashion PLC	273,197	415,158	(a)

Total Specialty Retail		1,067,816

Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	3,558	482,203	(a)
Burberry Group PLC	25,643	623,437	(a)
Cie Financiere Richemont SA, Registered Shares	9,524	1,234,882	(a)
Hermes International	890	1,377,589	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,033	1,479,400	(a)
Pandora A/S	9,302	657,479	(a)
Swatch Group AG, Registered Shares	11,862	616,788	(a)

Total Textiles, Apparel & Luxury Goods		6,471,778

TOTAL CONSUMER DISCRETIONARY		18,196,056

CONSUMER STAPLES - 11.4%
Beverages - 1.7%
Diageo PLC	25,643	1,122,442	(a)
Kirin Holdings Co. Ltd.	32,000	487,726	(a)
Remy Cointreau SA	2,564	432,325	(a)
Treasury Wine Estates Ltd.	62,278	575,350	(a)

Total Beverages		2,617,843

Food & Staples Retailing - 3.9%
Carrefour SA	36,879	616,837	(a)
Empire Co. Ltd., Class A Shares	33,100	871,747
George Weston Ltd.	7,600	942,928
Jeronimo Martins SGPS SA	30,177	652,895	(a)
Kesko oyj, Class B Shares	19,817	437,880	(a)

See Notes to Schedule of Investments.

2	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Koninklijke Ahold Delhaize NV	25,885	$744,227	(a)
Lawson Inc.	12,700	485,528	(a)
Loblaw Cos. Ltd.	9,300	822,301
Tesco PLC	177,946	479,541	(a)

Total Food & Staples Retailing		6,053,884

Food Products - 3.5%
Nestle SA, Registered Shares	33,893	3,914,961	(a)
Toyo Suisan Kaisha Ltd.	12,900	496,985	(a)
WH Group Ltd.	411,173	239,812	(a)
Yakult Honsha Co. Ltd.	12,100	787,681	(a)

Total Food Products		5,439,439

Personal Products - 1.7%
Kao Corp.	8,500	337,454	(a)
L’Oreal SA	3,966	1,420,216	(a)
Unilever PLC, Euronext Amsterdam	15,251	765,246	(a)

Total Personal Products		2,522,916

Tobacco - 0.6%
Japan Tobacco Inc.	45,100	909,227	(a)

TOTAL CONSUMER STAPLES		17,543,309

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
BP PLC	250,000	1,442,485	(a)
Eni SpA	92,855	1,320,349	(a)
Equinor ASA	25,394	912,667	(a)
Imperial Oil Ltd.	8,600	418,885
Repsol SA	82,891	1,319,378	(a)
Shell PLC, AEX	49,000	1,389,512	(a)
Shell PLC, LSE	33,689	949,720	(a)
TotalEnergies SE	12,779	802,179	(a)

TOTAL ENERGY		8,555,175

FINANCIALS - 18.2%
Banks - 10.0%
Banco Bilbao Vizcaya Argentaria SA	146,536	882,626	(a)
Banco do Brasil SA	80,000	517,554	(a)
Banco Santander SA	372,829	1,114,802	(a)
Bank Leumi Le-Israel BM	75,000	624,661	(a)
Barclays PLC	415,197	790,042	(a)
BNP Paribas SA	28,894	1,645,201	(a)
Commerzbank AG	82,000	766,669	*(a)
Danske Bank A/S	31,166	614,690	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	3

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - continued
Erste Group Bank AG	15,000	$479,929	(a)
Hana Financial Group Inc.	12,000	399,589	(a)
HSBC Holdings PLC	180,000	1,115,557	(a)
ING Groep NV	62,278	758,619	(a)
Lloyds Banking Group PLC	1,909,013	1,041,775	(a)
NatWest Group PLC	212,440	677,520	(a)
Nordea Bank Abp	105,945	1,134,878	(a)
Societe Generale SA	32,970	827,008	(a)
Sumitomo Mitsui Financial Group Inc.	29,200	1,174,787	(a)
UniCredit SpA	68,000	964,890	(a)

Total Banks		15,530,797

Capital Markets - 1.8%
3i Group PLC	36,633	590,793	(a)
Deutsche Bank AG, Registered Shares	58,614	658,913	(a)
SBI Holdings Inc.	22,900	436,308	(a)
UBS Group AG, Registered Shares	59,313	1,102,405	(a)

Total Capital Markets		2,788,419

Insurance - 6.4%
AIA Group Ltd.	67,000	739,907	(a)
Allianz SE, Registered Shares	7,795	1,664,683	(a)
Aviva PLC	120,000	636,558	(a)
Dai-ichi Life Holdings Inc.	35,000	790,418	(a)
Direct Line Insurance Group PLC	188,350	502,024	(a)
Hannover Rueck SE	3,000	591,923	(a)
Japan Post Holdings Co. Ltd.	93,100	783,339	(a)
Japan Post Insurance Co. Ltd.	35,600	626,102	(a)
Legal & General Group PLC	280,808	841,900	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,380	1,416,802	(a)
NN Group NV	18,767	767,424	(a)
SCOR SE	20,724	477,508	(a)

Total Insurance		9,838,588

TOTAL FINANCIALS		28,157,804

HEALTH CARE - 12.9%
Biotechnology - 0.8%
CSL Ltd.	1,739	339,095	(a)
Genmab A/S	2,118	895,479	*(a)

Total Biotechnology		1,234,574

See Notes to Schedule of Investments.

4	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.9%
Hoya Corp.	5,700	$545,938	(a)
Inmode Ltd.	17,000	606,900	*
Olympus Corp.	15,000	264,564	(a)

Total Health Care Equipment & Supplies		1,417,402

Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd.	14,653	298,204	(a)

Life Sciences Tools & Services - 0.4%
QIAGEN NV	11,000	552,976	*(a)

Pharmaceuticals - 10.6%
AstraZeneca PLC	9,439	1,277,280	(a)
Bayer AG, Registered Shares	17,500	900,727	(a)
Chugai Pharmaceutical Co. Ltd.	29,700	757,551	(a)
Euroapi SA	413	6,123	*(a)
GSK PLC	58,400	1,009,341	(a)
Ipsen SA	4,800	516,291	(a)
Merck KGaA	3,663	706,741	(a)
Novartis AG, Registered Shares	17,361	1,571,126	(a)
Novo Nordisk A/S, Class B Shares	27,000	3,667,020	(a)
Ono Pharmaceutical Co. Ltd.	26,000	607,713	(a)
Orion oyj, Class B Shares	9,300	509,855	(a)
Roche Holding AG	9,524	2,992,798	(a)
Sanofi	20,000	1,928,532	(a)

Total Pharmaceuticals		16,451,098

TOTAL HEALTH CARE		19,954,254

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.2%
Airbus SE	6,594	784,043	(a)
BAE Systems PLC	36,000	371,823	(a)
Thales SA	5,000	638,844	(a)

Total Aerospace & Defense		1,794,710

Airlines - 0.7%
Qantas Airways Ltd.	150,000	607,157	*(a)
Singapore Airlines Ltd.	108,000	445,918	(a)

Total Airlines		1,053,075

Building Products - 1.2%
AGC Inc.	14,600	484,512	(a)
Cie de Saint-Gobain	19,942	975,579	(a)
TOTO Ltd.	13,000	440,953	(a)

Total Building Products		1,901,044

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	5

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 0.6%
Skanska AB, Class B Shares	30,000	$475,575	(a)
Taisei Corp.	16,000	515,923	(a)

Total Construction & Engineering		991,498

Electrical Equipment - 0.4%
Legrand SA	7,700	617,399	(a)

Industrial Conglomerates - 1.2%
Jardine Cycle & Carriage Ltd.	14,300	305,330	(a)
Jardine Matheson Holdings Ltd.	13,400	681,669	(a)
Siemens AG, Registered Shares	6,270	864,328	(a)

Total Industrial Conglomerates		1,851,327

Machinery - 2.8%
Amada Co. Ltd.	59,500	463,347	(a)
ANDRITZ AG	11,739	671,965	(a)
CNH Industrial NV	47,776	766,423	(a)
GEA Group AG	19,488	792,529	(a)
IMI PLC	18,592	290,367	(a)
Mitsubishi Heavy Industries Ltd.	10,000	395,166	(a)
NGK Insulators Ltd.	29,200	370,186	(a)
Spirax-Sarco Engineering PLC	4,137	528,421	(a)

Total Machinery		4,278,404

Marine - 1.0%
A.P. Moller - Maersk A/S, Class B Shares	404	904,397	(a)
Kuehne + Nagel International AG, Registered Shares	2,542	590,971	(a)

Total Marine		1,495,368

Professional Services - 1.3%
Bureau Veritas SA	25,821	680,486	(a)
Recruit Holdings Co. Ltd.	16,000	500,832	(a)
Wolters Kluwer NV	8,792	919,954	(a)

Total Professional Services		2,101,272

Road & Rail - 0.2%
TFI International Inc.	4,000	400,620

Trading Companies & Distributors - 3.6%
Bunzl PLC	23,026	766,079	(a)
Ferguson PLC	6,000	753,263	(a)
Howden Joinery Group PLC	85,000	573,952	(a)
Marubeni Corp.	60,000	687,357	(a)
Mitsubishi Corp.	44,845	1,455,884	(a)
Mitsui & Co. Ltd.	44,899	1,307,716	(a)

Total Trading Companies & Distributors		5,544,251

See Notes to Schedule of Investments.

6	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.5%
Kamigumi Co. Ltd.	36,400	$741,032	(a)

TOTAL INDUSTRIALS		22,770,000

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.0%
Nokia oyj	180,097	836,677	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	121,844	713,934	(a)

Total Communications Equipment		1,550,611

Electronic Equipment, Instruments & Components - 0.4%
Hirose Electric Co. Ltd.	2,500	313,554	(a)
Nippon Electric Glass Co. Ltd.	21,346	378,847	(a)

Total Electronic Equipment, Instruments & Components		692,401

Semiconductors & Semiconductor Equipment - 3.0%
ASM International NV	2,000	507,469	(a)
ASML Holding NV	6,096	3,323,857	(a)
Tokyo Electron Ltd.	2,600	763,955	(a)

Total Semiconductors & Semiconductor Equipment		4,595,281

Software - 1.7%
Check Point Software Technologies Ltd.	8,054	1,016,092	*
Nice Ltd.	2,560	492,488	*(a)
Open Text Corp.	10,800	320,012
SAP SE	7,979	823,758	(a)

Total Software		2,652,350

Technology Hardware, Storage & Peripherals - 1.2%
Brother Industries Ltd.	39,000	589,434	(a)
Logitech International SA, Registered Shares	13,557	840,662	(a)
Seiko Epson Corp.	29,000	421,922	(a)

Total Technology Hardware, Storage & Peripherals		1,852,018

TOTAL INFORMATION TECHNOLOGY		11,342,661

MATERIALS - 6.7%
Chemicals - 2.2%
K+S AG, Registered Shares	19,534	385,092	(a)
Mitsubishi Gas Chemical Co. Inc.	42,300	581,480	(a)
Nitto Denko Corp.	10,200	587,466	(a)
Shin-Etsu Chemical Co. Ltd.	10,000	1,221,122	(a)
Yara International ASA	13,188	579,177	(a)

Total Chemicals		3,354,337

Metals & Mining - 4.5%
ArcelorMittal SA	16,460	434,250	(a)
BHP Group Ltd.	37,492	1,165,131	(a)
BlueScope Steel Ltd.	57,043	650,132	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	7

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Metals & Mining - continued
Evraz PLC	161,909	$0	*(a)(b)(c)
Glencore PLC	247,753	1,652,177	(a)
Norsk Hydro ASA	89,720	670,421	(a)
Rio Tinto PLC	20,000	1,407,681	(a)
South32 Ltd.	225,000	616,867	(a)
Teck Resources Ltd., Class B Shares	12,000	453,501

Total Metals & Mining		7,050,160

TOTAL MATERIALS		10,404,497

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Dexus	70,000	367,504	(a)
Klepierre SA	18,317	422,768	(a)
Stockland	197,823	487,210	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,277,482

Real Estate Management & Development - 1.8%
CK Asset Holdings Ltd.	146,500	898,510	(a)
Daito Trust Construction Co. Ltd.	6,500	665,489	(a)
PSP Swiss Property AG, Registered Shares	4,000	469,888	(a)
Swire Pacific Ltd., Class A Shares	78,500	688,122	(a)

Total Real Estate Management & Development		2,722,009

TOTAL REAL ESTATE		3,999,491

UTILITIES - 2.9%
Electric Utilities - 0.8%
Endesa SA	25,000	471,164	(a)
Iberdrola SA	65,940	769,751	(a)

Total Electric Utilities		1,240,915

Gas Utilities - 0.7%
AltaGas Ltd.	21,000	362,614
Tokyo Gas Co. Ltd.	36,600	716,621	(a)

Total Gas Utilities		1,079,235

Independent Power and Renewable Electricity Producers - 0.4%
Orron Energy AB	280,000	605,183	(a)

Multi-Utilities - 1.0%
Centrica PLC	659,411	766,936	(a)
Engie SA	50,839	727,307	(a)

Total Multi-Utilities		1,494,243

TOTAL UTILITIES		4,419,576

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $155,263,976)		152,854,466

See Notes to Schedule of Investments.

8	Franklin International Equity Fund 2022 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $960,431)	4.235%	960,431	$960,431	(d)

TOTAL INVESTMENTS - 99.5% (Cost - $156,224,407)			153,814,897
Other Assets in Excess of Liabilities - 0.5%			768,353

TOTAL NET ASSETS - 100.0%			$154,583,250

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

AEX	— Amsterdam Stock Exchange
LSE	— London Stock Exchange

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin International Equity Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

10

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,000,110	$17,195,946	—		$18,196,056
Consumer Staples	2,636,976	14,906,333	—		17,543,309
Energy	418,885	8,136,290	—		8,555,175
Health Care	606,900	19,347,354	—		19,954,254
Industrials	400,620	22,369,380	—		22,770,000
Information Technology	1,336,104	10,006,557	—		11,342,661
Materials	453,501	9,950,996	$0	**	10,404,497
Utilities	362,614	4,056,962	—		4,419,576
Other Common Stocks	—	39,668,938	—		39,668,938

Total Long-Term Investments	7,215,710	145,638,756	0	**	152,854,466

Short-Term Investments†	960,431	—	—		960,431

Total Investments	$8,176,141	$145,638,756	$0	**	$153,814,897

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

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